Discontinued Operations - Sale of E-Core (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 01, 2024	Oct. 21, 2022	Jun. 30, 2024	Jun. 30, 2023
Discontinued Operations [Member]
Purchase price decreased		$ 33,803
Adjustment in cash payment		3,000,000
Notes payable discounted		$ 2,707,393
Discount amortization			$ 1,112,676	$ 969,098
E-Core Technology, Inc. [Member]
Sale of outstanding stock percentage	100.00%
Purchase price paid	$ 2,000,000